Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 195		$ 291
Short-term bank deposits	26		54
Trade receivables (net of allowance for doubtful accounts of $ zero as of December 31, 2012 and 2011)	453		436
Other accounts receivable	140	[1]	240	[1]
Inventories	350		355
TOTAL CURRENT ASSETS	1,164		1,376
PROPERTY AND EQUIPMENT, NET: (Note 4)
Minibars and related equipment	3,857		3,964
Other property and equipment	22		13
Total Property and Equipment	3,879		3,977
OTHER ASSETS: (Note 5)
Deferred expenses, net	10		17
Intangible assets	44		47
Total Other Assets	54		64
TOTAL ASSETS	5,097		5,417
CURRENT LIABILITIES:
Current maturities of long-term loans from related parties	234	[2]	133	[2]
Current maturities of long-term loans from others	333	[3]	228	[3]
Trade payables	583		555
Accrued expenses and other current liabilities	601	[4]	389	[4]
TOTAL CURRENT LIABILITIES	1,751		1,305
LONG-TERM LIABILITIES:
Long-term loans from related parties, net of current maturities	1,435	[2]	557	[2]
Long-term loans from others, net of current maturities	505	[3]	2,341	[3]
Accrued severance pay, net	47		38
TOTAL LONG-TERM LIABILITIES	1,987		2,936
COMMITMENTS, CONTINGENT LIABILITIES, LIENS AND COVENANTS		[5]		[5]
SHAREHOLDERS' EQUITY: (Note 10)
Share capital - Preferred stock of $ 0.001 par value--5,000,000 shares authorized; zero shares issued and outstanding as of September 30, 2012 and December 31, 2011.
Share capital - Common stock of $ 0.001 par value--200,000,000 shares authorized; 199,950,602 shares issued and outstanding as of September 30, 2012 and 89,453,364 as of December 31, 2011.	200		89
Additional paid-in capital	12,074		10,185
Capital Reserve	1,414		300
Accumulated other comprehensive income	21		62
Accumulated deficit	(12,350)		(9,460)
TOTAL SHAREHOLDERS' EQUITY	1,359		1,176
TOTAL LIABILITIES AND SHAREHOLDERS EQUITY	$ 5,097		$ 5,417

[1]	Note 3
[2]	Note 6
[3]	Note 7
[4]	Not 8
[5]	Note 9